INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Operating loss carryforward	$ 902.1	$ 1,310.0
Operating loss carryforwards that will expire in the years 2037 through 2043	2,540.0	2,320.0
Operating loss carryforwards that will expire in the years 2032 through 2037	1,660.0
Operating loss carryforwards that will not expire	881.6
Unrealized losses	2,540.0	2,320.0
Other temporary differences	$ 146.0	$ 69.0